Share Capital and Per Share Amounts - Schedule of Common Share Capital (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) shares
Schedule of Common Share Capital [Abstract]
Balance, beginning, Share (in Shares) | shares		69,718	69,718	68,642	68,642
Balance, beginning, Amount		$ 164,402		$ 158,515
Issued on exercise of share units, Share (in Shares) | shares	[1]	542	542	1,076	1,076
Issued on exercise of share units, Amount	[1]	$ 2,561		$ 5,887
Issued on rights offering, Share (in Shares) | shares		55,147	55,147
Issued on rights offering, Amount		$ 298,653
Share issue costs, net of tax, Share (in Dollars)
Share issue costs, net of tax, Amount		$ (2,681)
Balance, ending, Share (in Shares) | shares		125,407	125,407	69,718	69,718
Balance, ending, Amount		$ 462,935		$ 164,402

[1]	Differences in the number of exercised units compared to those disclosed in stock-based compensation (Note 14) and the value recognized in contributed surplus relates to withholding taxes on issuances (Note 19).